Income Taxes - Pre-tax Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Pre-tax income from PRC entities	$ 8,034,879	$ 6,790,182	$ 4,813,122
Pre-tax loss from non-PRC entities	(10,587,945)	(12,166,283)	(4,331,928)
Income (loss) before income taxes	$ (2,553,066)	$ (5,376,101)	$ 481,194